Schedule of Investments (unaudited) September 30, 2019	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.8%

Communications Equipment — 0.6%
Viavi Solutions, Inc.(a)	320,608	$4,490,115

Diversified Consumer Services — 1.5%
Arco Platform Ltd., Class A(a)	202,229	10,250,988

Diversified Financial Services — 0.4%
TransferWise, (Acquired 06/03/19, cost $2,471,478)(b)(c)	27,945	2,549,981

Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)	78,413	5,105,470

Electronic Equipment, Instruments & Components — 2.6%
II-VI, Inc.(a)	202,183	7,118,863
Keysight Technologies, Inc.(a)	53,110	5,164,948
Sunny Optical Technology Group Co. Ltd.	416,700	6,116,682

		18,400,493

Entertainment — 4.2%
Activision Blizzard, Inc.	105,302	5,572,582
NetEase, Inc. — ADR	15,434	4,108,222
Netflix, Inc.(a)	31,059	8,312,010
Roku, Inc.(a)	72,495	7,377,091
UbiSoft Entertainment SA(a)	64,350	4,639,030

		30,008,935

Health Care Technology — 0.8%
Ping An Healthcare and Technology Co. Ltd.(a)(d)(e)	149,778	876,410
Teladoc Health, Inc.(a)	67,993	4,604,486

		5,480,896

Hotels, Restaurants & Leisure — 0.5%
Luckin Coffee, Inc., ADR(a)(d)	169,294	3,216,586

Interactive Media & Services — 10.7%
Alphabet, Inc., Class A(a)	20,147	24,602,308
Facebook, Inc., Class A(a)	52,106	9,279,037
IAC/InterActiveCorp.(a)	29,384	6,404,830
Kakao Corp.	26,107	2,955,712
Pinterest, Inc., Class A(a)	123,147	3,257,238
Tencent Holdings Ltd.	505,900	21,160,729
Yandex NV, Class A, Class A(a)	217,393	7,610,929

		75,270,783

Internet & Direct Marketing Retail — 9.7%
Alibaba Group Holding Ltd. — ADR(a)	133,683	22,355,808
Amazon.com, Inc.(a)	14,642	25,417,194
Delivery Hero SE(a)(e)	111,629	4,955,810
Ensogo Ltd.(a)(b)	173,282	1
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $1,998,435)(b)(c)	1,054	267,547

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Meituan Dianping, Class B(a)	704,596	$7,196,304
MercadoLibre, Inc.(a)	14,876	8,200,098

		68,392,762

IT Services — 22.7%
Adyen NV(a)(e)	6,458	4,246,938
Endava PLC, ADR(a)	78,413	2,967,932
GMO Payment Gateway, Inc.	89,900	6,034,383
InterXion Holding NV(a)	84,360	6,871,966
Klarna Holdings AB, (Acquired 08/07/19, $3,966,981), 0.00%(b)(c)	17,130	3,883,987
Mastercard, Inc., Class A	82,916	22,517,498
MongoDB, Inc.(a)	33,711	4,061,501
Network International Holdings PLC(a)(e)	496,897	3,268,662
Okta, Inc.(a)	87,940	8,658,572
Pagseguro Digital Ltd., Class A(a)	165,999	7,687,414
PayPal Holdings, Inc.(a)	111,790	11,580,326
Shopify, Inc., Class A(a)	27,940	8,707,780
Square, Inc., Class A(a)	179,728	11,134,150
StoneCo Ltd., Class A(a)	195,851	6,811,698
TRAX Ltd., (Acquired 09/12/19, $4,000,013)(b)(c)	106,667	4,000,013
Twilio, Inc., Class A(a)	147,350	16,202,606
Visa, Inc., Class A	115,980	19,949,720
Wirecard AG	35,897	5,744,937
Wix.com Ltd.(a)	50,230	5,863,850

		160,193,933

Professional Services — 0.6%
HeadHunter Group PLC, ADR	207,567	4,003,967

Road & Rail — 0.4%
Uber Technologies, Inc., (Acquired 12/04/14, cost $3,000,048)(a)(c)	90,044	2,743,641

Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc.(a)	280,253	8,124,534
ASML Holding NV	40,511	10,047,273
Cree, Inc.(a)	121,078	5,932,822
Inphi Corp.(a)	89,760	5,479,848
Lam Research Corp.	39,946	9,231,920
Marvell Technology Group Ltd.	390,593	9,753,107
Micron Technology, Inc.(a)	119,800	5,133,430
Monolithic Power Systems, Inc.	33,350	5,190,261
Silicon Laboratories, Inc.(a)	38,366	4,272,054
Skyworks Solutions, Inc.	11,240	890,770
SOITEC(a)	83,939	8,290,997
STMicroelectronics NV	268,363	5,193,301

		77,540,317

Software — 24.5%
Adobe, Inc.(a)	55,288	15,273,310
Altair Engineering, Inc., Class A(a)	128,852	4,460,856

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Altium Ltd.	213,893	$4,827,060
Aspen Technology, Inc.(a)	35,600	4,381,648
Atlassian Corp. PLC, Class A(a)	53,354	6,692,726
Autodesk, Inc.(a)	57,280	8,460,256
Avalara, Inc.(a)	99,895	6,721,934
Cadence Design Systems, Inc.(a)	44,495	2,940,230
Cloudflare, Inc., Class A(a)	45,084	837,210
Coupa Software, Inc.(a)	55,068	7,135,161
Crowdstrike Holdings, Inc., Class A(a)(d)	48,112	2,805,411
Datadog, Inc., Class A(a)	14,897	505,157
Elastic NV(a)	44,805	3,689,244
Kingdee International Software Group Co. Ltd.	5,082,000	5,351,745
Microsoft Corp.	261,322	36,331,598
RingCentral, Inc., Class A(a)	35,077	4,407,776
salesforce.com, Inc.(a)	107,052	15,890,799
ServiceNow, Inc.(a)	36,100	9,163,985
Smartsheet, Inc., Class A(a)	61,397	2,212,134
SVMK, Inc.(a)	219,372	3,751,261
TeamViewer AG(a)	287,447	7,735,450
Xero Ltd.(a)	120,100	5,064,040
Zendesk, Inc.(a)	86,906	6,333,709
Zoom Video Communications, Inc., Class A(a)(d)	44,339	3,378,632
Zscaler, Inc.(a)	86,332	4,080,050

		172,431,382

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	91,186	20,422,928

Total Common Stocks — 93.8% (Cost — $334,668,667)		660,503,177

Preferred Stocks — 6.1%

Diversified Financial Services — 0.3%
TransferWise (Seed Preferred), (Acquired 06/03/19, cost $849,295), 0.00%(b)(c)	9,603	876,274
TransferWise, Series A, (Acquired 06/03/19, cost $1,004,242), 0.00%(b)(c)	11,355	1,036,144
TransferWise, Series B, (Acquired 06/03/19, cost $288,408), 0.00%(b)(c)	3,261	297,566
TransferWise, Series C, (Acquired 06/03/19, cost $161,315), 0.00%(b)(c)	1,824	166,440
TransferWise, Series D, (Acquired 06/03/19, cost $44,579), 0.00%(b)(c)	504	45,990

Security	Shares	Value

Diversified Financial Services (continued)
TransferWise, Series E, (Acquired 06/03/19, cost $4,688), 0.00%(b)(c)	53	$4,836

		2,427,250

Internet & Direct Marketing Retail — 0.5%
Postmates, Inc., (Acquired 01/08/19, Cost $3,130,001), 0.00%(b)(c)	392,275	3,593,239

IT Services — 0.9%
Ant International, Series A-18 (Acquired 05/18/18, $6,492,862), 0.00%(b)(c)	1,157,373	6,492,863

Semiconductors & Semiconductor Equipment — 0.9%
Innovium, Inc., Series E (Acquired 08/21/19, $3,000,003)(b)(c)	353,478	2,990,424
Psiquantum Corp., Series C (Acquired 09/09/19, $3,200,234)(b)(c)	690,003	3,200,234

		6,190,658

Software — 1.9%
C3 AI Inc., Series H (Acquired 08/14/19, $7,129,478), 0.00%(b)(c)	1,415,000	7,131,600
GitLab, Inc., Series E (Acquired 09/10/19, $2,915,501)(b)(c)	156,500	2,915,501
Unqork, Inc., Series B (Acquired 09/19/19, $3,198,416)(b)(c)	7,027	3,198,416

		13,245,517

Transportation — 1.6%
FlixMobility GmbH, Series F (Acquired 07/26/19, $5,479,356), 0.00%(b)(c)	275	5,368,536
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $3,016,964), 0.00%(b)(c)	110,003	5,602,453

		10,970,989

Total Preferred Stocks — 6.1% (Cost — $39,915,343)		42,920,516

Warrants — 0.0%

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, $0)(e)	17,065	—

Total Warrants — 0.0% (Cost — $0)		—

Total Long-Term Investments — 99.9% (Cost — $374,584,010)		703,423,693

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(g)(h)	1,337,653	1,337,653

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 2.13%(f)(g)(h)	4,476,974	$4,477,869

Total Short-Term Securities — 0.8% (Cost — $5,815,265)		5,815,522

Options Purchased — 0.0% (Cost — $7,976)		6,512

Value

Total Investments Before Options Written — 100.7% (Cost — $380,407,251)	$709,245,727

Options Written — (0.5)% (Premiums Received — $7,050,928)	(3,814,025)

Total Investments, Net of Options Written — 100.2% (Cost — $373,356,323)	705,431,702

Liabilities in Excess of Other Assets — (0.2)%	(1,114,107)

Net Assets— 100.0%	$704,317,595

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $56,365,684, representing 8.00% of its net assets as of period end, and an original cost of $55,352,297.

(d)	Security, or a portion of the security, is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(g)	Annualized 7-day yield as of period end.
(h)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,738,937	(3,401,284)	1,337,653	$1,337,653	$55,591		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,710,252	2,766,722	4,476,974	4,477,869	347,835	(b)	255	427

				$5,815,522	$403,426		$255	$427

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

OTC	Over-the-Counter

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Roku, Inc.	155	10/18/19	USD	138.00	USD	1,577	$3,487
Shopify, Inc., Class A	25	10/18/19	USD	400.00	USD	779	688
Twilio, Inc., Class A	103	10/18/19	USD	135.00	USD	1,133	1,442
Zoom Video Communications, Inc.	6	10/18/19	USD	90.00	USD	46	75
Zscaler, Inc.	82	10/18/19	USD	65.00	USD	388	820

							$6,512

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Activision Blizzard, Inc.	88	10/04/19	USD	51.00	USD	466	$(19,404)
Adobe, Inc.	50	10/04/19	USD	295.00	USD	1,381	(250)
Advanced Micro Devices, Inc.	154	10/04/19	USD	31.00	USD	446	(1,155)
Alibaba Group Holding Ltd. — ADR	59	10/04/19	USD	172.50	USD	987	(4,012)
Alphabet, Inc., Class A	24	10/04/19	USD	1,205.00	USD	2,931	(51,720)
Atlassian Corp. PLC, Class A	14	10/04/19	USD	145.00	USD	176	(210)
Cree, Inc.	124	10/04/19	USD	51.00	USD	608	(1,984)
Luckin Coffee, Inc. — ADR	148	10/04/19	USD	24.00	USD	281	(4,440)
Marvell Technology Group Ltd.	53	10/04/19	USD	25.50	USD	132	(636)
Micron Technology, Inc.	140	10/04/19	USD	46.00	USD	600	(630)
Microsoft Corp.	158	10/04/19	USD	140.00	USD	2,197	(11,455)
MongoDB, Inc.	16	10/04/19	USD	157.50	USD	193	(240)
NetEase, Inc. — ADR	14	10/04/19	USD	265.00	USD	373	(7,210)
Netflix, Inc.	28	10/04/19	USD	300.00	USD	749	(280)
Okta, Inc.	79	10/04/19	USD	133.00	USD	778	(395)
ServiceNow, Inc.	58	10/04/19	USD	270.00	USD	1,472	(1,450)
Shopify, Inc., Class A	25	10/04/19	USD	405.00	USD	779	(125)
Skyworks Solutions, Inc.	100	10/04/19	USD	76.00	USD	793	(33,000)
Twilio, Inc., Class A	137	10/04/19	USD	136.00	USD	1,506	(685)
Visa, Inc., Class A	78	10/04/19	USD	185.00	USD	1,342	(78)
Yandex NV, Class A	188	10/04/19	USD	40.00	USD	658	(940)
Zoom Video Communications, Inc., Class A	12	10/04/19	USD	100.00	USD	91	(120)
Zscaler, Inc.	164	10/04/19	USD	74.00	USD	775	(8,200)
salesforce.com, Inc.	71	10/04/19	USD	157.50	USD	1,054	(568)
Activision Blizzard, Inc.	88	10/11/19	USD	51.50	USD	466	(18,524)
Advanced Micro Devices, Inc.	185	10/11/19	USD	31.50	USD	536	(3,422)
Alibaba Group Holding Ltd. — ADR	75	10/11/19	USD	175.00	USD	1,254	(8,137)
Alphabet, Inc., Class A	1	10/11/19	USD	1,235.00	USD	122	(1,085)
Amazon.com, Inc.	6	10/11/19	USD	1,835.00	USD	1,042	(1,086)
Atlassian Corp. PLC, Class A	17	10/11/19	USD	145.00	USD	213	(595)
Autodesk, Inc.	83	10/11/19	USD	145.00	USD	1,226	(39,010)
Facebook, Inc., Class A	84	10/11/19	USD	195.00	USD	1,496	(588)
Lam Research Corp.	39	10/11/19	USD	225.00	USD	901	(35,978)
Marvell Technology Group Ltd.	53	10/11/19	USD	25.50	USD	132	(1,537)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Marvell Technology Group Ltd.	61	10/11/19	USD	27.00	USD	152	$(183)
Mastercard, Inc., Class A	152	10/11/19	USD	292.50	USD	4,128	(1,824)
Micron Technology, Inc.	140	10/11/19	USD	50.50	USD	600	(350)
Microsoft Corp.	75	10/11/19	USD	140.00	USD	1,043	(11,213)
Microsoft Corp.	50	10/11/19	USD	142.00	USD	695	(3,750)
MongoDB, Inc.	37	10/11/19	USD	175.00	USD	446	(370)
Okta, Inc.	74	10/11/19	USD	140.00	USD	729	(370)
PayPal Holdings, Inc.	95	10/11/19	USD	112.00	USD	984	(950)
ServiceNow, Inc.	30	10/11/19	USD	270.00	USD	762	(3,300)
Shopify, Inc., Class A	35	10/11/19	USD	400.00	USD	1,091	(525)
Square, Inc., Class A	274	10/11/19	USD	65.00	USD	1,697	(18,495)
Twilio, Inc., Class A	137	10/11/19	USD	138.00	USD	1,506	(9,453)
Visa, Inc., Class A	163	10/11/19	USD	185.00	USD	2,804	(1,630)
Yandex NV, Class A	210	10/11/19	USD	37.50	USD	735	(2,100)
Zoom Video Communications, Inc., Class A	12	10/11/19	USD	96.00	USD	91	(1,200)
Microsoft Corp.	25	10/17/19	USD	143.00	USD	348	(2,246)
AC/InterActiveCorp	103	10/18/19	USD	260.00	USD	2,245	(2,060)
Adobe, Inc.	37	10/18/19	USD	300.00	USD	1,022	(1,147)
Advanced Micro Devices, Inc.	309	10/18/19	USD	34.00	USD	896	(2,626)
Alibaba Group Holding Ltd. — ADR	60	10/18/19	USD	185.00	USD	1,003	(2,610)
Alphabet, Inc., Class A	25	10/18/19	USD	1,215.00	USD	3,053	(65,000)
Altair Engineering, Inc., Class A	220	10/18/19	USD	35.00	USD	762	(22,550)
Altair Engineering, Inc., Class A	230	10/18/19	USD	36.52	USD	796	(11,543)
Amazon.com, Inc.	17	10/18/19	USD	1,880.00	USD	2,951	(2,805)
Apple, Inc.	49	10/18/19	USD	220.00	USD	1,097	(35,525)
Aspen Technology, Inc.	62	10/18/19	USD	135.00	USD	763	(4,650)
Atlassian Corp. PLC, Class A	17	10/18/19	USD	140.00	USD	213	(2,550)
Autodesk, Inc.	60	10/18/19	USD	155.00	USD	886	(7,050)
Avalara, Inc.	175	10/18/19	USD	85.00	USD	1,178	(2,625)
Cloudflare, Inc.	79	10/18/19	USD	25.00	USD	147	(790)
Coupa Software, Inc.	192	10/18/19	USD	140.00	USD	2,488	(38,400)
Cree, Inc.	100	10/18/19	USD	45.00	USD	490	(44,000)
Crowdstrike Holdings, Inc.	120	10/18/19	USD	95.00	USD	700	(600)
Facebook, Inc., Class A	20	10/18/19	USD	190.00	USD	356	(1,120)
II-VI, Inc.	380	10/18/19	USD	40.00	USD	1,338	(4,750)
Inphi Corp.	314	10/18/19	USD	65.00	USD	1,917	(24,335)
InterXion Holding NV	82	10/18/19	USD	80.00	USD	668	(20,705)
Lam Research Corp.	60	10/18/19	USD	210.00	USD	1,387	(136,050)
Marvell Technology Group Ltd.	211	10/18/19	USD	26.00	USD	527	(5,697)
Marvell Technology Group Ltd.	62	10/18/19	USD	27.00	USD	155	(496)
Mastercard, Inc., Class A	77	10/18/19	USD	280.00	USD	2,091	(14,900)
MercadoLibre, Inc.	26	10/18/19	USD	570.00	USD	1,433	(23,010)
Microsoft Corp.	25	10/18/19	USD	145.00	USD	348	(1,212)
Microsoft Corp.	7	10/18/19	USD	140.00	USD	97	(1,526)
MongoDB, Inc.	16	10/18/19	USD	160.00	USD	193	(240)
Monolithic Power Systems, Inc.	116	10/18/19	USD	160.00	USD	1,805	(37,700)
Netflix, Inc.	45	10/18/19	USD	310.00	USD	1,204	(14,625)
Pagseguro Digital Ltd., Class A	290	10/18/19	USD	50.00	USD	1,343	(21,025)
PayPal Holdings, Inc.	153	10/18/19	USD	110.00	USD	1,585	(8,797)
RingCentral, Inc., Class A	61	10/18/19	USD	140.00	USD	767	(3,050)
Roku, Inc.	116	10/18/19	USD	140.00	USD	1,180	(2,436)
Roku, Inc.	39	10/18/19	USD	160.00	USD	397	(273)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SVMK, Inc.	204	10/18/19	USD	20.00	USD	349	$(1,020)
ServiceNow, Inc.	30	10/18/19	USD	280.00	USD	762	(2,100)
Shopify, Inc., Class A	25	10/18/19	USD	415.00	USD	779	(312)
Shopify, Inc., Class A	15	10/18/19	USD	375.00	USD	467	(1,050)
Shopify, Inc., Class A	8	10/18/19	USD	335.00	USD	249	(4,080)
Silicon Laboratories, Inc.	121	10/18/19	USD	115.00	USD	1,347	(23,293)
Square, Inc., Class A	105	10/18/19	USD	65.00	USD	650	(11,393)
StoneCo Ltd.	217	10/18/19	USD	35.00	USD	755	(30,923)
StoneCo Ltd.	216	10/18/19	USD	39.00	USD	751	(5,940)
Teladoc Health, Inc.	119	10/18/19	USD	65.00	USD	806	(52,360)
Twilio, Inc., Class A	103	10/18/19	USD	140.00	USD	1,133	(1,287)
Viavi Solutions, Inc.	255	10/18/19	USD	15.00	USD	357	(3,060)
Visa, Inc., Class A	61	10/18/19	USD	180.00	USD	1,049	(4,971)
Wix.com Ltd.	85	10/18/19	USD	130.00	USD	992	(3,187)
Yandex NV, Class A	215	10/18/19	USD	38.00	USD	753	(2,687)
Zendesk, Inc.	91	10/18/19	USD	82.50	USD	663	(2,957)
Zoom Video Communications, Inc.	6	10/18/19	USD	100.00	USD	46	(30)
Zoom Video Communications, Inc., Class A	6	10/18/19	USD	105.00	USD	46	(30)
Zscaler, Inc.	164	10/18/19	USD	75.00	USD	775	(1,640)
salesforce.com, Inc.	83	10/18/19	USD	155.00	USD	1,232	(9,752)
Adobe, Inc.	35	10/25/19	USD	290.00	USD	967	(8,872)
Alibaba Group Holding Ltd. — ADR	66	10/25/19	USD	187.50	USD	1,104	(3,366)
Alphabet, Inc.	7	10/25/19	USD	1,270.00	USD	855	(5,180)
Alphabet, Inc., Class A	7	10/25/19	USD	1,250.00	USD	855	(9,380)
Apple, Inc.	79	10/25/19	USD	227.50	USD	1,769	(31,008)
Crowdstrike Holdings, Inc., Class A	60	10/25/19	USD	73.50	USD	350	(2,400)
Lam Research Corp.	40	10/25/19	USD	245.00	USD	924	(16,200)
Luckin Coffee, Inc. — ADR	296	10/25/19	USD	21.00	USD	562	(11,100)
Marvell Technology Group Ltd.	332	10/25/19	USD	26.50	USD	829	(8,466)
Marvell Technology Group Ltd.	62	10/25/19	USD	27.00	USD	155	(992)
Mastercard, Inc., Class A	61	10/25/19	USD	282.50	USD	1,657	(13,664)
Microsoft Corp.	104	10/25/19	USD	144.00	USD	1,446	(17,784)
MongoDB, Inc.	7	10/25/19	USD	150.00	USD	84	(350)
MongoDB, Inc.	30	10/25/19	USD	147.00	USD	361	(2,100)
NetEase, Inc. — ADR	40	10/25/19	USD	280.00	USD	1,065	(17,200)
PayPal Holdings, Inc.	143	10/25/19	USD	109.00	USD	1,481	(20,235)
Pinterest, Inc., Class A	150	10/25/19	USD	30.50	USD	397	(5,625)
Roku, Inc.	40	10/25/19	USD	157.50	USD	407	(520)
ServiceNow, Inc.	29	10/25/19	USD	280.00	USD	736	(9,715)
Twilio, Inc., Class A	37	10/25/19	USD	139.00	USD	407	(1,628)
Twilio, Inc., Class A	30	10/25/19	USD	136.00	USD	330	(690)
Twilio, Inc., Class A	37	10/25/19	USD	124.00	USD	407	(3,922)
Zoom Video Communications, Inc., Class A	13	10/25/19	USD	86.00	USD	99	(520)
InterXion Holding NV	213	10/30/19	USD	81.58	USD	1,735	(51,491)
Activision Blizzard, Inc.	96	11/01/19	USD	57.00	USD	508	(6,192)
Adobe, Inc.	71	11/01/19	USD	290.00	USD	1,961	(24,673)
Advanced Micro Devices, Inc.	177	11/01/19	USD	33.50	USD	513	(10,266)
Alibaba Group Holding Ltd. — ADR	131	11/01/19	USD	190.00	USD	2,191	(8,908)
Alphabet, Inc., Class A	6	11/01/19	USD	1,240.00	USD	733	(18,870)
Amazon.com, Inc.	6	11/01/19	USD	1,800.00	USD	1,042	(19,890)
Apple, Inc.	54	11/01/19	USD	230.00	USD	1,209	(26,190)
Autodesk, Inc.	57	11/01/19	USD	155.00	USD	842	(13,053)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Facebook, Inc., Class A	78	11/01/19	USD	185.00	USD	1,389	$(33,540)
Luckin Coffee, Inc. — ADR	49	11/01/19	USD	21.00	USD	93	(2,695)
Marvell Technology Group Ltd.	62	11/01/19	USD	27.00	USD	155	(1,519)
Marvell Technology Group Ltd.	164	11/01/19	USD	26.50	USD	410	(5,904)
Micron Technology, Inc.	140	11/01/19	USD	49.00	USD	600	(4,130)
Microsoft Corp.	470	11/01/19	USD	142.00	USD	6,534	(153,925)
MongoDB, Inc.	31	11/01/19	USD	150.00	USD	373	(2,790)
Okta, Inc.	78	11/01/19	USD	110.00	USD	768	(14,040)
Pinterest, Inc., Class A	141	11/01/19	USD	31.50	USD	373	(8,812)
Roku, Inc.	167	11/01/19	USD	108.00	USD	1,699	(106,463)
ServiceNow, Inc.	33	11/01/19	USD	285.00	USD	838	(10,065)
Shopify, Inc., Class A	7	11/01/19	USD	365.00	USD	218	(3,150)
Square, Inc., Class A	125	11/01/19	USD	61.50	USD	774	(39,688)
Twilio, Inc., Class A	169	11/01/19	USD	119.00	USD	1,858	(56,869)
Twilio, Inc., Class A	38	11/01/19	USD	124.00	USD	418	(6,308)
Visa, Inc., Class A	103	11/01/19	USD	182.50	USD	1,772	(25,750)
Yandex NV, Class A	74	11/01/19	USD	37.50	USD	259	(4,810)
Zoom Video Communications, Inc., Class A	2	11/01/19	USD	85.00	USD	15	(155)
salesforce.com, Inc.	92	11/01/19	USD	155.00	USD	1,366	(20,286)
Activision Blizzard, Inc.	96	11/08/19	USD	57.00	USD	508	(10,752)
Marvell Technology Group Ltd.	307	11/08/19	USD	26.00	USD	767	(18,881)
MongoDB, Inc.	16	11/08/19	USD	129.00	USD	193	(8,960)
Okta, Inc.	208	11/08/19	USD	110.00	USD	2,048	(47,320)
Advanced Micro Devices, Inc.	155	11/15/19	USD	30.00	USD	449	(29,683)
Amazon.com, Inc.	23	11/15/19	USD	1,860.00	USD	3,993	(53,360)
Avalara, Inc.	174	11/15/19	USD	90.00	USD	1,171	(11,745)
Bandwidth, Inc., Class A	156	11/15/19	USD	75.00	USD	1,016	(40,170)
Cadence Design Systems, Inc.	155	11/15/19	USD	70.00	USD	1,024	(25,188)
Cloudflare, Inc.	78	11/15/19	USD	22.50	USD	145	(6,630)
Cree, Inc.	199	11/15/19	USD	50.00	USD	975	(56,914)
Elastic NV	156	11/15/19	USD	95.00	USD	1,285	(25,740)
II-VI, Inc.	287	11/15/19	USD	40.00	USD	1,011	(22,960)
Keysight Technologies, Inc.	98	11/15/19	USD	100.00	USD	953	(30,870)
Keysight Technologies, Inc.	87	11/15/19	USD	105.00	USD	846	(12,398)
MercadoLibre, Inc.	26	11/15/19	USD	580.00	USD	1,433	(73,320)
MongoDB, Inc.	15	11/15/19	USD	145.00	USD	181	(3,412)
Netflix, Inc.	35	11/15/19	USD	270.00	USD	937	(60,463)
Pagseguro Digital Ltd., Class A	290	11/15/19	USD	50.00	USD	1,343	(58,000)
Pinterest, Inc., Class A	140	11/15/19	USD	28.00	USD	370	(25,550)
RingCentral, Inc., Class A	61	11/15/19	USD	140.00	USD	767	(17,080)
Shopify, Inc., Class A	24	11/15/19	USD	355.00	USD	748	(20,640)
Smartsheet, Inc., Class A	107	11/15/19	USD	45.00	USD	386	(3,745)
Square, Inc., Class A	125	11/15/19	USD	65.00	USD	774	(37,813)
Viavi Solutions, Inc.	306	11/15/19	USD	15.00	USD	429	(11,934)
Wix.com Ltd.	90	11/15/19	USD	125.00	USD	1,051	(35,550)
Yandex NV, Class A	74	11/15/19	USD	38.00	USD	259	(5,735)
Zoom Video Communications, Inc., Class A	2	11/15/19	USD	85.00	USD	15	(260)
salesforce.com, Inc.	128	11/15/19	USD	160.00	USD	1,900	(21,824)
Viavi Solutions, Inc.	305	12/20/19	USD	16.00	USD	427	(9,912)

							$(2,705,816)

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Adyen NV	Credit Suisse International	2,300	10/03/19	EUR	677.32	EUR	1,388	$(11)
SOITEC	UBS AG	17,000	10/03/19	EUR	89.00	EUR	1,541	(51,105)
Smartsheet, Inc., Class A	JPMorgan Chase Bank N.A.	10,700	10/04/19	USD	48.83	USD	386	—
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	137,700	10/08/19	HKD	40.50	HKD	6,315	(95,547)
Kingdee International Software Group	Morgan Stanley & Co. International PLC	578,000	10/09/19	HKD	8.47	HKD	4,769	(17,655)
Wirecard AG	Goldman Sachs International	5,650	10/10/19	EUR	152.50	EUR	830	(11,778)
STMicroelectronics NV	Goldman Sachs International	22,600	10/16/19	EUR	17.09	EUR	401	(23,880)
Endava American Depository Shares	Credit Suisse International	8,700	10/17/19	USD	40.43	USD	329	(3,065)
Kingdee International Software Group	JPMorgan Chase Bank N.A.	624,000	10/17/19	HKD	8.01	HKD	5,148	(44,098)
Bandwidth, Inc., Class A	Citibank N.A.	11,800	10/18/19	USD	81.05	USD	768	(294)
Meituan Dianping	Goldman Sachs International	112,700	10/22/19	HKD	75.96	HKD	9,022	(76,378)
Network International Holdings PLC	UBS AG	105,100	10/23/19	GBP	5.72	GBP	562	(6,942)
Tencent Holdings Ltd.	Goldman Sachs International	79,600	10/23/19	HKD	358.21	HKD	26,095	(7,729)
UbiSoft Entertainment SA	Goldman Sachs International	11,800	10/23/19	EUR	73.73	EUR	780	(4,078)
Aspen Technology, Inc.	Morgan Stanley & Co. International PLC	6,200	10/24/19	USD	134.56	USD	763	(3,401)
Teladoc Health, Inc.	Barclays Bank PLC	11,800	10/28/19	USD	77.20	USD	799	(11,659)
Delivery Hero AG	Morgan Stanley & Co. International PLC	12,500	10/29/19	EUR	46.78	EUR	509	(3,448)
Endava American Depository Shares	Credit Suisse International	10,000	10/29/19	USD	39.11	USD	379	(10,459)
Kingdee International Software Group	Goldman Sachs International	577,000	10/29/19	HKD	9.02	HKD	4,760	(19,097)
Viavi Solutions, Inc.	Citibank N.A.	25,600	10/29/19	USD	14.96	USD	359	(6,586)
Xero Ltd.	Goldman Sachs International	21,000	10/29/19	AUD	66.73	AUD	1,312	(10,048)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	10,600	10/30/19	USD	52.50	USD	537	(23,204)
GMO Payment Gateway, Inc.	Goldman Sachs International	15,700	10/30/19	JPY	7,554.60	JPY	113,946	(38,622)
Tencent Holdings Ltd.	Goldman Sachs International	97,500	10/30/19	HKD	343.17	HKD	31,963	(44,020)
ASML Holding NV	Morgan Stanley & Co. International PLC	8,500	11/01/19	EUR	223.56	EUR	1,932	(88,955)
SVMK, Inc.	JPMorgan Chase Bank N.A.	18,800	11/01/19	USD	19.08	USD	321	(6,645)
Wirecard AG	UBS AG	6,900	11/01/19	EUR	154.45	EUR	1,013	(28,005)
Adyen NV	Citibank N.A.	500	11/05/19	EUR	653.86	EUR	302	(2,969)
Altium Ltd.	UBS AG	37,400	11/05/19	AUD	35.62	AUD	1,251	(20,274)
Delivery Hero AG	Morgan Stanley & Co. International PLC	26,600	11/05/19	EUR	43.80	EUR	1,083	(25,563)
GMO Payment Gateway, Inc.	Goldman Sachs International	15,700	11/05/19	JPY	7,554.60	JPY	113,946	(43,267)
Meituan Dianping, Class B	Societe Generale	134,000	11/05/19	HKD	77.66	HKD	10,727	(74,503)
UbiSoft Entertainment SA	UBS AG	10,800	11/05/19	EUR	70.66	EUR	714	(18,859)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	10,600	11/06/19	USD	53.00	USD	537	(24,694)
Endava PLC	Credit Suisse International	4,300	11/06/19	USD	40.61	USD	163	(3,353)
STMicroelectronics NV	Morgan Stanley & Co. International PLC	63,500	11/06/19	EUR	19.00	EUR	1,127	(30,494)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	41,700	11/06/19	HKD	125.08	HKD	4,798	(15,219)
StoneCo Ltd., Class A	JPMorgan Chase Bank N.A.	25,200	11/07/19	USD	37.87	USD	876	(29,541)
Xero Ltd.	UBS AG	21,000	11/07/19	AUD	67.85	AUD	1,312	(9,897)
SVMK, Inc.	JPMorgan Chase Bank N.A.	18,700	11/08/19	USD	19.27	USD	320	(7,459)
SVMK, Inc.	JPMorgan Chase Bank N.A.	18,800	11/11/19	USD	19.45	USD	321	(7,512)

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Adyen NV	Citibank N.A.	500	11/12/19	EUR	653.86	EUR	302	$(3,841)
Altium Ltd.	Societe Generale	37,400	11/12/19	AUD	35.59	AUD	1,251	(23,931)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	41,700	11/12/19	HKD	125.08	HKD	4,798	(17,651)
Endava PLC	Credit Suisse International	4,400	11/13/19	USD	39.81	USD	167	(5,115)
SOITEC SA	Goldman Sachs International	12,400	11/14/19	EUR	92.97	EUR	1,124	(48,395)
ASML Holding NV	Goldman Sachs International	5,700	11/19/19	EUR	230.78	EUR	1,297	(49,399)
Network International Holdings PLC	Citibank N.A.	60,000	11/22/19	GBP	5.67	GBP	321	(9,564)

								$(1,108,209)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual/semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Communications Equipment	$4,490,115	$—	$—	$4,490,115
Diversified Consumer Services	10,250,988	—	—	10,250,988
Diversified Financial Services	—	—	2,549,981	2,549,981
Diversified Telecommunication Services	5,105,470	—	—	5,105,470
Electronic Equipment, Instruments & Components	12,283,811	6,116,682	—	18,400,493

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Entertainment	$25,369,905	$4,639,030	$—	$30,008,935
Health Care Technology	4,604,486	876,410	—	5,480,896
Hotels, Restaurants & Leisure	3,216,586	—	—	3,216,586
Interactive Media & Services	51,154,342	24,116,441	—	75,270,783
Internet & Direct Marketing Retail	55,973,100	12,152,114	267,548	68,392,762
IT Services	133,015,013	19,294,920	7,884,000	160,193,933
Professional Services	4,003,967	—	—	4,003,967
Road & Rail	2,743,641	—	—	2,743,641
Semiconductors & Semiconductor Equipment	54,008,746	23,531,571	—	77,540,317
Software	157,188,537	15,242,845	—	172,431,382
Technology Hardware, Storage & Peripherals	20,422,928	—	—	20,422,928
Options Purchased:
Equity contracts	6,512	—	—	6,512
Preferred Stocks(a)	—	—	42,920,516	42,920,516
Warrants(a)	—	—	—	—
Short-Term Securities	1,337,653	—	—	1,337,653

Subtotal	$545,175,800	$105,970,013	$53,622,045	$704,767,858

Investments Valued at Net Asset Value (“NAV”)(b)				4,477,869

Total Investments				709,245,727

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(2,640,536)	$(1,173,489)	—	$(3,814,025)

(a)	See above Schedule of Investments for values in each sector.
(b)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stock	Total
Assets:
Opening balance, as of December 31, 2018	$211,760	$15,491,176	$15,702,936
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	51,297	23,871	75,168
Purchases	10,438,472	30,405,516	40,843,988
Sales	—	(3,000,047)	(3,000,047)

Closing balance, as of September 30, 2019	$10,701,529	$42,920,516	$53,622,045

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019(a)	$51,297	$1,073,102	$1,124,399

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$10,701,528	Market	Revenue Multiple	5.54x - 13.75x	12.97x
			Recent Transactions	—	—
Preferred Stocks(b)	42,920,516	Market	Revenue Multiple	3.72x - 13.75x	8.21x
			Volatility	32%	—
			Time to Exit	2.9	—
			Recent Transactions	—	—

	$53,622,044

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2019, the valuation technique for investments classified as Preferred Stocks amounting to $5,602,453 changed to Transaction Price approach. The investments were previously valued utilizing Current Value approach. The change was due to consideration of the information that was available at the time the investments were valued.

11